SHARE-BASED COMPENSATION - Assumptions (Details) - Y	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Minimum
SHARE-BASED COMPENSATION
Weighted average expected term (years)	3.97	5.44	5.67
Interest rate	3.50%	4.06%	4.18%
Volatility	48.00%	52.00%	42.00%
Maximum
SHARE-BASED COMPENSATION
Weighted average expected term (years)	5.84	5.86	10.01
Interest rate	4.40%	4.23%	4.57%
Volatility	55.00%	53.00%	47.00%